Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) - Schedule of Payables by Selling financial instruments and Security Repurchase commitment - CLP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	$ 95,009	$ 288,917
Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	351	230,846
Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	87,372	58,071
Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	7,286
Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending		183,083
Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	351	47,763
Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Bonds from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	85,048	57,691
Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	2,324	380
Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	7,286
Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	87,667	288,874
Up to 1 month [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	351	230,846
Up to 1 month [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	87,316	58,028
Up to 1 month [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending		183,083
Up to 1 month [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	351	47,763
Up to 1 month [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Bonds from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	84,996	57,648
Up to 1 month [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	2,320	380
Up to 1 month [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	4	43
Over 1 month and up to 3 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	4	43
Over 1 month and up to 3 months [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Bonds from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending		43
Over 1 month and up to 3 months [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	4
Over 1 month and up to 3 months [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	7,338
Over 3 months and up to 12 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	52
Over 3 months and up to 12 months [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	7,286
Over 3 months and up to 12 months [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Bonds from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	52
Over 3 months and up to 12 months [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	7,286
Over 3 months and up to 12 months [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Bonds from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Bonds from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Bonds from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Central Bank bonds [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Central Bank promissory notes [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other instruments issued by the Chilean Government and Central Bank [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Deposit promissory notes from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Mortgage Bonds From Domestic Banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Bonds from domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Deposits in domestic banks [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Bonds From Other Chilean Companies [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other Instruments | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other Instruments | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Instruments from foreign governments or Central Bank [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending